PROVISIONS FOR LITIGATION AND CONTINGENT LIABILITIES - Provisions (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Provisions recognized
Establishment of provisions	R$ 13,672,329	R$ 17,263,567
Principal
Provisions recognized
Establishment of provisions	3,454,178	4,231,929
Adjustment of interest paid
Provisions recognized
Establishment of provisions	14,509	24,475
Remuneration interest
Provisions recognized
Establishment of provisions	1,918,403	2,637,436
Default interest
Provisions recognized
Establishment of provisions	7,734,433	9,521,203
Attorney fees
Provisions recognized
Establishment of provisions	455,042	749,652
Other funds
Provisions recognized
Establishment of provisions	R$ 95,764	R$ 98,872